Accumulated other comprehensive income (Details)	6 Months Ended
	Jun. 30, 2018 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2017 (Audited)	$ 29,225,736
Balance as of June 30, 2018 (unaudited)	8,249,506	[1],[2],[3],[4]
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2017 (Audited)	29,225,736
Other comprehensive loss (unaudited)	(20,976,230)
Balance as of June 30, 2018 (unaudited)	$ 8,249,506

[1]	Income taxes The tax effects of the adjustments at the applicable statutory tax rates were also reflected. Upon adoption of ASC 606, the Group increased deferred tax assets by US$68.2 million, decreased deferred tax liabilities by US$36.1 million and increased retained earnings by US$104.3 million as of 1 January 2018. And the Group increased deferred tax assets by US$1.9 million, decreased deferred tax liabilities by US$99.8 million, increased income taxes by US$1.3 million, increased accumulated other comprehensive income by US$0.1 million and increased retained earnings by US$100.3 million as of June 30, 2018.
[2]	Incremental cost to obtain a contract The Group pays sales commission to its real estate sales agencies for each real estate sales contract. Prior to the adoption of ASC 606, the Group immediately expensed sales commissions (included under selling and distribution expense) when incurred. Under ASC 606, the Group assessed that sales commission to its real estate sales agencies qualified as an incremental cost of obtaining a contract with customer. Therefore, upon adoption of ASC 606, the Group increased contract assets, accumulated other comprehensive income and retained earnings by US$15.6 million, US$0.4 million and US$11.3 million, respectively, as of 1 January 2018. As of June 30, 2018, ASC 606 increased contract assets, accumulated other comprehensive income and retained earnings by US$17.0 million, US$0.2 million and US$13.0 million, respectively, and decreased selling and distribution expenses by US$1.7 million.
[3]	Real estate management services income In light of ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group increased accounts receivable, accumulated other comprehensive income and retained earnings by US$2.6 million, US$0.1 million and US$1.9 million, respectively, as of January 1, 2018. As of June 30, 2018, ASC 606 increased accounts receivable, accumulated other comprehensive income, revenue and retained earnings by US$6.4 million, US$0.1 million US$4.0 million and US$5.9 million, respectively.
[4]	Real estate sales A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion ("POC”) method on the sale of individual units when (i) construction is beyond a preliminary stage; and (ii) the buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit; and (iii) sufficient units have already been sold to assure that the entire property will not revert to rental property; and (iv) sales prices are collectible; and (iv) aggregate sales proceeds and costs can be reasonably estimated. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include an enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. Upon adoption of ASC 606, for those contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the buyer. Therefore, real estate properties development completed and real estate properties under development increased by US$35,1 million and US$1,176.1 million, respectively, accounts receivable decreased by US$91.1 million, other deposit and prepayment increased by US$24.5 million, other payables and accrued liabilities increased by US$0,8 million, customer deposits increased by US$1,602.0 million, income tax payable decreased by US$18.5 million, accumulated other comprehensive income decreased by US$10.9 million and retained earnings decreased by US$320.2 million as of January 1, 2018. As of June 30, 2018, ASC 606 increased real estate properties development completed and real estate properties under development by US$163.5 million and US$1,366.1 million, decreased accounts receivable by US$23.7 million, increased other deposits and prepayments by US$26.6 million, increased other payable and accrued liabilities by US$0.5 million, increased customer deposits by US$1,984.8 million, decreased income tax payable by US$15.9million, decreased accumulated other comprehensive income by US$7.0 million, decreased revenue by US$366.1 million, decreased cost of revenue by US$363.4 million and decreased retained earnings by US$322.9 million. For real estate sales of development properties in the U.S., under ASC 605 and 606, revenue was recognized at a point in time upon meeting relevant revenue recognition criteria, which is generally when title to the property is transferred to the buyer.